CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY - Statements of cash flows (Details) ¥ in Thousands, $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2020 CNY (¥)	Mar. 31, 2022 CNY (¥)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 CNY (¥)	Dec. 31, 2019 CNY (¥)
Condensed Cash Flow Statements, Captions [Line Items]
Net cash generated from/ (used in) operating activities	¥ (411,271)	¥ (844,962)	$ (133,288)	¥ (1,122,308)	¥ (1,194,101)
Net cash generated from investing activities	159,898	(16,769)	(2,646)	443,016	(484,254)
Net cash (used in)/ generated from financing activities	(165,519)	764,422	120,585	130,317	73,630
Effect of exchange rate changes on cash and cash equivalents	4,065	(113)	(18)	(14,741)	960
Net (decrease)/increase in cash and cash equivalents	(412,827)	(97,422)	(15,367)	(563,716)	(1,603,765)
Cash, cash equivalents and restricted cash at beginning of the period	1,185,188	233,719	36,868	797,435	1,812,702
Cash, cash equivalents and restricted cash at end of the period	797,435	136,297	$ 21,501	233,719	1,185,188
Parent Company | Reportable Legal Entities
Condensed Cash Flow Statements, Captions [Line Items]
Net cash generated from/ (used in) operating activities	(218)	(52,104)		(35,016)	18,977
Net cash generated from investing activities					755,553
Net cash (used in)/ generated from financing activities	(2,058)	52,379		34,308	(781,527)
Effect of exchange rate changes on cash and cash equivalents	16	(22)		(27)	50
Net (decrease)/increase in cash and cash equivalents	(2,260)	253		(735)	(6,947)
Cash, cash equivalents and restricted cash at beginning of the period	3,341	346		1,081	10,288
Cash, cash equivalents and restricted cash at end of the period	¥ 1,081	¥ 599		¥ 346	¥ 3,341